Note 8 - Capitalized Software Development	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Research, Development, and Computer Software Disclosure [Text Block]
Note
9
— Capitalized Software Development

Capitalized software development costs at
September 30, 2019
and
December 31, 2018
were as follows:

	September 30, 2019	December 31, 2018
Software development cost	$4,532,753	$4,066,427
Less: Accumulated amortization	(3,105,276)	(2,610,991)
Less: Impairment of software development cost	(576,621)	(576,621)
Software development cost, net	$850,856	$878,815

During the
nine
months ended
September 30, 2019
and
2018,
amortization expense related to capitalized software was
$494,285
and $
437,199
respectively. At
December 31, 2018,
management deemed that the net software development cost carrying amount related to certain of our released and unreleased mobile games was likely not
recoverable, thus the Company took an impairment charge of
$320,311
as of
December 31, 2018.

Note
8
— Capitalized Software Development

Capitalized software development costs at
December 31, 2018
and
2017
were as follows:

	December 31, 2018	December 31, 2017
Software development cost	$4,066,427	$3,259,719
Less: accumulated amortization	(2,610,991)	(1,976,861)
Less: Impairment of software development cost	(576,621)	(256,310)
Software development cost, net	$878,815	$1,026,548

During the year ended
December 31, 2018
and
2017,
amortization expense related to capitalized software was
$614,130
and
$709,615,
respectively. Management deemed that the net software development cost carrying amount related to certain of our released and unreleased mobile games was likely not
recoverable, thus we took an impairment charge of
$320,311
and
$256,310
as of
December 31, 2018
and
2017,
respectively.